Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – Global Strategic Income Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 8.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cayman Islands 0.6%
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A2
3-month Term SOFR + 1.732% 04/16/2031	7.040%	500,000	493,642
United States 7.8%
Affirm Asset Securitization Trust(a)
Series 2023-A Class 1A
01/18/2028	6.610%	250,000	250,803
Conn’s Receivables Funding LLC(a)
Series 2023-A Class A
01/17/2028	8.010%	195,179	195,589
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	600,000	547,886
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2022-1A-B Class B
05/15/2026	2.840%	300,000	295,074
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	32,445	31,803
Subordinated Series 2022-2A Class C
05/15/2030	8.400%	500,000	507,028
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	400,000	377,420
Series 2022-1A Class B
04/15/2032	2.340%	529,305	519,373
Netcredit Combined Receivables LLC(a),(c)
Series 2023-A Class A
12/20/2027	7.780%	260,316	259,014
Oportun Issuance Trust(a)
Series 2022-3 Class A
01/08/2030	7.451%	347,921	348,116
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	155,395	157,222
Series 2023-3 Class A
12/16/2030	7.600%	254,627	256,356
Series 2023-6 Class A
06/16/2031	7.128%	400,000	400,609
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month Term SOFR + 1.352% Floor 1.090% 01/15/2030	6.660%	224,946	224,581
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Santander Drive Auto Receivables Trust
Series 2023-2 Class A2
03/16/2026	5.870%		265,737	265,795
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%		289,257	289,222
Series 2023-1A Class A
04/15/2029	7.580%		438,071	439,511
Subordinated Series 2021-1A Class B
12/15/2027	1.840%		503,572	495,512
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%		212,436	202,645
Total				6,063,559
Total Asset-Backed Securities — Non-Agency (Cost $6,612,627)				6,557,201

Commercial Mortgage-Backed Securities - Non-Agency(d) 1.8%

United Kingdom 0.4%
Tesco Property Finance 3 PLC(a)
04/13/2040	5.744%	GBP	267,167	301,829
United States 1.4%
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month Term SOFR + 1.364% Floor 1.250% 07/15/2035	6.697%		500,000	496,875
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%		750,000	399,912
Subordinated Series 2014-USA Class F
09/15/2037	4.373%		160,000	64,649
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%		550,000	84,217
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%		100,000	94,164
Total				1,139,817
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $2,344,330)				1,441,646

2	Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2023 (Unaudited)
Convertible Bonds 0.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United States 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%		28,000	16,828
Total Convertible Bonds (Cost $26,977)				16,828

Corporate Bonds & Notes(d) 55.8%

Australia 0.6%
APT Pipelines Ltd.(a)
07/15/2030	2.000%	EUR	300,000	264,871
Ausgrid Finance Pty, Ltd.(a)
10/07/2031	0.875%	EUR	200,000	160,617
Total				425,488
Belgium 0.3%
Anheuser-Busch InBev SA/NV(a)
04/02/2040	3.700%	EUR	150,000	143,475
Telenet Finance Luxembourg Notes Sarl(a)
03/01/2028	3.500%	EUR	100,000	98,060
Total				241,535
Bermuda 0.4%
Bacardi Ltd.(a)
05/15/2048	5.300%		345,000	297,594
Canada 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%		14,000	13,895
01/15/2028	4.375%		70,000	63,081
1375209 BC Ltd.(a)
01/30/2028	9.000%		5,000	4,951
Air Canada(a)
08/15/2026	3.875%		14,000	12,711
Bausch Health Companies, Inc.(a)
10/15/2030	14.000%		1,000	593
Baytex Energy Corp.(a)
04/30/2030	8.500%		36,000	36,345
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%		30,000	29,279
GFL Environmental, Inc.(a)
08/01/2025	3.750%		18,000	17,090
12/15/2026	5.125%		10,000	9,525
08/01/2028	4.000%		41,000	35,824
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%		5,000	4,663
04/01/2029	6.125%		67,000	61,884
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%		39,000	38,172
05/15/2027	8.500%		26,000	25,888
Videotron Ltd.(a)
06/15/2029	3.625%		59,000	49,581
Total				403,482
Colombia 0.2%
Millicom International Cellular SA(a)
03/25/2029	6.250%		180,000	153,203
Finland 0.1%
Teollisuuden Voima OYJ(a)
02/04/2025	2.125%	EUR	100,000	102,290
France 2.1%
Altice France SA(a)
02/01/2027	8.125%		16,000	14,110
01/15/2028	5.500%		24,000	18,348
07/15/2029	5.125%		35,000	24,883
Cab SELAS(a)
02/01/2028	3.375%	EUR	100,000	88,280
Credit Agricole SA(a)
02/24/2029	1.125%	EUR	200,000	182,391
Crown European Holdings SA(a)
09/30/2024	2.625%	EUR	100,000	103,586
Elis SA(a)
04/11/2024	1.750%	EUR	100,000	104,043
Faurecia SE(a)
06/15/2027	2.375%	EUR	100,000	92,686
Foncia Management SASU(a)
03/31/2028	3.375%	EUR	100,000	84,628
Getlink SE(a)
10/30/2025	3.500%	EUR	100,000	102,958
Iliad Holding SA(a)
10/15/2026	5.125%	EUR	100,000	100,439
Iliad Holding SAS(a)
10/15/2026	6.500%		46,000	43,164
10/15/2028	7.000%		37,000	33,648
iliad SA(a)
06/17/2026	2.375%	EUR	100,000	97,483
Paprec Holding SA(a)
07/01/2028	3.500%	EUR	100,000	94,593
Rexel SA(a)
06/15/2028	2.125%	EUR	100,000	92,915
SANEF SA(a)
03/16/2026	1.875%	EUR	200,000	199,732

Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Valeo(a)
06/18/2025	1.500%	EUR	100,000	100,937
Verallia SA(a)
11/10/2031	1.875%	EUR	100,000	85,357
Total				1,664,181
Germany 2.8%
Amprion GmbH(a)
09/23/2033	0.625%	EUR	300,000	225,068
Aroundtown SA(a)
01/31/2028	1.625%	EUR	300,000	240,329
Bayer AG(a),(e)
11/12/2079	3.125%	EUR	100,000	92,002
Cheplapharm Arzneimittel GmbH(a)
02/11/2027	3.500%	EUR	100,000	96,210
Commerzbank AG(a)
12/04/2026	0.500%	EUR	350,000	330,393
Deutsche Bank AG(a),(e)
11/19/2030	1.750%	EUR	100,000	83,694
Deutsche Lufthansa AG(a)
02/11/2025	2.875%	EUR	100,000	102,008
Grand City Properties SA(a)
01/11/2028	0.125%	EUR	100,000	80,666
Gruenenthal GmbH(a)
11/15/2026	3.625%	EUR	100,000	100,410
IHO Verwaltungs GmbH(a),(f)
05/15/2028	8.750%	EUR	100,000	109,129
Mahle GmbH(a)
05/14/2028	2.375%	EUR	100,000	80,880
Schaeffler AG(a)
10/12/2028	3.375%	EUR	100,000	95,575
Techem Verwaltungsgesellschaft 674 mbH(a)
07/30/2026	6.000%	EUR	87,920	90,397
thyssenkrupp AG(a)
02/22/2024	2.875%	EUR	100,000	104,851
Vertical Holdco GmbH(a)
07/15/2028	7.625%		10,000	9,164
Vier Gas Transport GmbH(a)
09/10/2029	0.125%	EUR	100,000	83,416
Vonovia SE(a)
06/28/2028	1.875%	EUR	200,000	184,537
ZF Finance GmbH(a)
05/03/2028	2.250%	EUR	100,000	89,602
Total				2,198,331
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Gibraltar 0.1%
888 Acquisitions Ltd.(a)
07/15/2027	7.558%	EUR	100,000	97,637
India 0.3%
GMR Hyderabad International Airport Ltd.(a)
10/27/2027	4.250%		300,000	267,176
Ireland 0.4%
AIB Group PLC(a),(e)
Subordinated
05/30/2031	2.875%	EUR	120,000	117,193
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		25,000	22,842
Experian Europe DAC(a)
05/16/2031	1.560%	EUR	200,000	177,048
James Hardie International Finance DAC(a)
01/15/2028	5.000%		23,000	21,442
Total				338,525
Isle of Man 0.2%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%		200,000	160,959
Italy 0.8%
Autostrade per l’Italia SpA(a)
02/01/2027	1.750%	EUR	100,000	97,196
12/04/2028	2.000%	EUR	200,000	185,330
09/26/2029	1.875%	EUR	200,000	178,583
Nexi SpA(a)
04/30/2029	2.125%	EUR	100,000	87,872
Telecom Italia SpA(a)
01/19/2024	3.625%	EUR	100,000	105,197
Total				654,178
Jersey 0.6%
Adient Global Holdings Ltd.(a)
08/15/2024	3.500%	EUR	14,945	15,530
Avis Budget Finance PLC(a)
05/15/2025	4.500%	EUR	100,000	103,744
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%		400,000	310,482
Total				429,756
Liberia 0.2%
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%		63,000	57,656
08/31/2026	5.500%		20,000	18,874
07/15/2027	5.375%		11,000	10,164
01/15/2029	8.250%		20,000	20,714

4	Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
01/15/2030	7.250%		24,000	23,788
Total				131,196
Luxembourg 1.0%
Altice Financing SA(a)
01/15/2025	2.250%	EUR	100,000	103,911
Altice France Holding SA(a)
02/15/2028	6.000%		50,000	24,677
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%		75,000	72,603
Garfunkelux Holdco 3 SA(a)
11/01/2025	6.750%	EUR	100,000	81,673
Herens Holdco Sarl(a)
05/15/2028	4.750%		24,000	18,625
ION Trading Technologies Sarl(a)
05/15/2028	5.750%		19,000	16,533
Loarre Investments Sarl(a)
05/15/2029	6.500%	EUR	100,000	98,636
P3 Group Sarl(a)
01/26/2029	1.625%	EUR	350,000	293,843
Sani/Ikos Financial Holdings 1 Sarl(a)
12/15/2026	5.625%	EUR	100,000	97,670
Total				808,171
Netherlands 3.3%
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%		200,000	142,846
Clear Channel International BV(a)
08/01/2025	6.625%		30,000	29,698
Constellium SE(a)
02/15/2026	4.250%	EUR	100,000	103,246
06/15/2028	5.625%		51,000	48,002
04/15/2029	3.750%		43,000	36,016
Darling Global Finance BV(a)
05/15/2026	3.625%	EUR	100,000	102,637
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	200,000	170,424
E.ON International Finance BV(a)
06/03/2030	6.250%	GBP	315,000	391,933
ING Groep NV(a),(e)
02/01/2030	0.250%	EUR	200,000	167,212
LKQ European Holdings BV(a)
04/01/2028	4.125%	EUR	100,000	102,799
Nobel Bidco BV(a)
06/15/2028	3.125%	EUR	100,000	83,822
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%		30,000	25,639
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
OCI NV(a)
10/15/2025	3.625%	EUR	90,000	92,801
Phoenix PIB Dutch Finance BV(a)
08/05/2025	2.375%	EUR	100,000	100,724
PPF Telecom Group BV(a)
03/27/2026	3.125%	EUR	100,000	101,097
Repsol International Finance BV(a),(e),(g)
	3.750%	EUR	100,000	99,367
Stichting AK Rabobank Certificaten(a),(e),(g)
	6.500%	EUR	150,000	146,003
Summer BidCo BV(a),(f)
11/15/2025	9.000%	EUR	120,973	123,873
Telefonica Europe BV(a),(e),(g)
	3.875%	EUR	100,000	98,164
Teva Pharmaceutical Finance Netherlands II BV
05/09/2027	3.750%	EUR	100,000	95,813
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		15,000	14,009
08/15/2027	8.500%		14,000	12,821
Volkswagen International Finance NV(a)
11/16/2038	4.125%	EUR	100,000	94,671
Vonovia Finance BV(a)
10/07/2039	1.625%	EUR	200,000	126,251
VZ Secured Financing BV(a)
01/15/2032	5.000%		35,000	27,569
Ziggo Bond Co. BV(a)
02/28/2030	5.125%		28,000	20,949
Ziggo Bond Finance BV(a)
01/15/2027	6.000%		15,000	13,722
Ziggo BV(a)
01/15/2030	4.875%		35,000	28,540
Total				2,600,648
Panama 0.1%
Carnival Corp.(a)
03/01/2026	7.625%		25,000	24,315
03/01/2027	5.750%		25,000	22,614
08/01/2028	4.000%		19,000	16,445
08/15/2029	7.000%		9,000	8,880
Total				72,254
Poland 0.3%
Canpack SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%		9,000	8,318
Canpack SA/US LLC(a)
11/01/2027	2.375%	EUR	100,000	90,698
11/15/2029	3.875%		33,000	26,965

Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
InPost SA(a)
07/15/2027	2.250%	EUR	100,000	91,733
Total				217,714
Singapore 0.2%
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%		128,000	121,293
05/19/2063	5.340%		75,000	68,522
Total				189,815
Spain 0.7%
Cellnex Telecom SA(a)
04/20/2027	1.000%	EUR	100,000	93,496
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%		18,000	15,387
Grifols SA(a)
11/15/2027	2.250%	EUR	100,000	93,479
Lorca Telecom Bondco SA(a)
09/18/2027	4.000%	EUR	100,000	98,339
NorteGas Energia Distribucion SA(a)
09/28/2027	2.065%	EUR	235,000	225,225
Total				525,926
Sweden 1.2%
Heimstaden Bostad AB(a),(e),(g)
	3.375%	EUR	100,000	50,748
Intrum AB(a)
08/15/2025	4.875%	EUR	100,000	95,946
Sagax AB(a)
01/17/2024	2.000%	EUR	365,000	381,513
01/30/2027	1.125%	EUR	300,000	274,830
Verisure Holding AB(a)
02/15/2027	3.250%	EUR	100,000	95,014
Total				898,051
Switzerland 0.7%
Credit Suisse Group AG(a)
01/18/2033	0.625%	EUR	450,000	323,821
Peach Property Finance GmbH(a)
11/15/2025	4.375%	EUR	100,000	85,277
SIG Combibloc PurchaseCo Sarl(a)
06/18/2025	2.125%	EUR	100,000	101,348
Total				510,446
United Kingdom 7.5%
B&M European Value Retail SA(a)
07/15/2025	3.625%	GBP	100,000	117,765
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
BAE Systems PLC(a)
02/15/2031	1.900%		350,000	269,597
BAT International Finance PLC(a)
03/25/2025	2.750%	EUR	200,000	207,700
Bellis Acquisition Co. PLC(a)
02/16/2026	3.250%	GBP	100,000	106,149
Boparan Finance PLC(a)
11/30/2025	7.625%	GBP	100,000	82,975
BP Capital Markets PLC(a),(e),(g)
	3.250%	EUR	200,000	197,706
BUPA Finance PLC(a)
Subordinated
12/08/2026	5.000%	GBP	200,000	233,320
Cadent Finance PLC(a)
09/22/2024	0.625%	EUR	330,000	337,081
03/11/2032	0.750%	EUR	100,000	78,704
Cadent Finance, PLC(a)
03/19/2030	0.625%	EUR	200,000	165,942
Co-operative Group Holdings Ltd.(a),(e)
07/08/2026	7.500%	GBP	100,000	116,586
DS Smith PLC(a)
07/26/2029	2.875%	GBP	270,000	277,666
HBOS PLC(e)
Subordinated
03/18/2030	4.500%	EUR	255,000	263,961
HSBC Holdings PLC(e)
05/24/2032	2.804%		225,000	174,241
11/22/2032	2.871%		32,000	24,599
Subordinated
06/20/2034	6.547%		35,000	33,307
INEOS Finance PLC(a)
05/01/2026	2.875%	EUR	100,000	97,831
Jaguar Land Rover Automotive PLC(a)
01/15/2026	4.500%	EUR	100,000	101,232
Marks & Spencer PLC(a)
05/19/2026	3.750%	GBP	100,000	114,388
National Grid Electricity Transmission PLC(a)
07/07/2032	0.823%	EUR	200,000	157,233
NGG Finance PLC(a),(e)
09/05/2082	2.125%	EUR	150,000	136,900
Pinewood Finance Co., Ltd.(a)
09/30/2025	3.250%	GBP	100,000	114,297
Pinnacle Bidco PLC(a)
02/15/2025	5.500%	EUR	100,000	106,941
Premier Foods Finance PLC(a)
10/15/2026	3.500%	GBP	100,000	111,027

6	Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Rolls-Royce PLC
06/18/2026	3.375%	GBP	100,000	111,381
Royal Bank of Scotland Group PLC(a),(e)
03/02/2026	1.750%	EUR	335,000	339,984
Sherwood Financing, PLC(a)
11/15/2026	4.500%	EUR	100,000	92,283
Southern Water Services Finance Ltd.(a)
05/28/2028	2.375%	GBP	200,000	200,926
Synthomer PLC(a)
07/01/2025	3.875%	EUR	100,000	101,068
Thames Water Utilities Finance PLC(a)
01/31/2028	0.875%	EUR	400,000	346,912
01/18/2031	4.375%	EUR	100,000	93,669
Victoria PLC(a)
08/24/2026	3.625%	EUR	100,000	83,333
Virgin Media Finance PLC(a)
07/15/2030	5.000%		21,000	16,556
Virgin Media Secured Finance PLC(a)
04/15/2027	5.000%	GBP	100,000	113,172
05/15/2029	5.500%		19,000	16,947
Virgin Money UK PLC(a),(e)
06/24/2025	2.875%	EUR	200,000	206,859
Vmed O2 UK Financing I PLC(a)
01/31/2029	4.000%	GBP	100,000	99,619
01/31/2031	4.250%		33,000	26,276
07/15/2031	4.750%		38,000	30,756
Vodafone Group PLC(a),(e)
10/03/2078	4.200%	EUR	100,000	97,319
Western Power Distribution PLC(a)
10/16/2026	3.500%	GBP	205,000	233,717
Total				5,837,925
United States 31.0%
AbbVie, Inc.
06/15/2044	4.850%		70,000	60,678
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%		4,000	3,729
04/15/2029	5.000%		40,000	35,977
Acushnet Co.(a),(h)
10/15/2028	7.375%		5,000	5,040
AdaptHealth LLC(a)
08/01/2029	4.625%		6,000	4,620
03/01/2030	5.125%		24,000	18,654
Aetna, Inc.
08/15/2047	3.875%		35,000	24,458
AG Issuer LLC(a)
03/01/2028	6.250%		15,000	14,015
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%		24,000	24,173
Allegheny Technologies, Inc.
12/01/2027	5.875%		11,000	10,447
10/01/2029	4.875%		5,000	4,407
10/01/2031	5.125%		25,000	21,550
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%		16,000	14,329
10/15/2027	6.750%		52,000	48,464
04/15/2028	6.750%		40,000	38,583
11/01/2029	5.875%		33,000	28,653
Ally Financial, Inc.
05/21/2024	3.875%		8,000	7,843
Subordinated
11/20/2025	5.750%		27,000	26,272
American Airlines, Inc.(a)
07/15/2025	11.750%		27,000	29,025
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%		40,443	39,548
04/20/2029	5.750%		52,343	48,667
American Axle & Manufacturing, Inc.
04/01/2027	6.500%		2,000	1,899
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%		81,000	71,793
American Tower Corp.
08/15/2029	3.800%		26,000	23,127
Amgen, Inc.
03/02/2063	5.750%		166,000	153,294
APX Group, Inc.(a)
07/15/2029	5.750%		21,000	17,717
Arches Buyer, Inc.(a)
06/01/2028	4.250%		35,000	29,874
12/01/2028	6.125%		31,000	25,158
Archrock Partners LP/Finance Corp.(a)
04/01/2027	6.875%		20,000	19,394
04/01/2028	6.250%		15,000	14,105
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%		60,000	57,623
09/01/2028	2.000%	EUR	100,000	87,487
09/01/2029	4.000%		43,000	33,640
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%		6,000	5,150
Ashland Services BV(a)
01/30/2028	2.000%	EUR	100,000	89,498
AssuredPartners, Inc.(a)
08/15/2025	7.000%		55,000	54,317
01/15/2029	5.625%		17,000	14,683

Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
AT&T, Inc.
03/01/2029	4.350%		67,000	62,290
09/04/2036	3.150%	EUR	100,000	88,393
Avantor Funding, Inc.(a)
11/01/2025	2.625%	EUR	100,000	101,023
07/15/2028	4.625%		21,000	19,147
11/01/2029	3.875%		39,000	33,361
Avient Corp.(a)
08/01/2030	7.125%		18,000	17,682
Axalta Coating Systems LLC(a)
02/15/2029	3.375%		14,000	11,634
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%		8,000	7,434
Ball Corp.
06/15/2029	6.000%		19,000	18,478
Bank of America Corp.(a),(e)
03/22/2031	0.694%	EUR	700,000	579,336
Bank of America Corp.(e)
07/21/2032	2.299%		600,000	454,388
10/20/2032	2.572%		5,000	3,839
Subordinated
09/21/2036	2.482%		5,000	3,655
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%		20,000	20,046
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%		12,000	11,240
08/01/2030	6.500%		26,000	25,222
Becton Dickinson and Co.
12/15/2026	1.900%	EUR	300,000	297,068
02/11/2031	1.957%		225,000	175,901
Berkshire Hathaway Finance Corp.
03/18/2030	1.500%	EUR	150,000	135,892
03/15/2052	3.850%		71,000	53,142
Block, Inc.
06/01/2026	2.750%		94,000	84,442
Boeing Co. (The)
08/01/2059	3.950%		237,000	155,475
Boyd Gaming Corp.(a)
06/15/2031	4.750%		31,000	26,312
Boyne USA, Inc.(a)
05/15/2029	4.750%		30,000	26,204
Broadcom, Inc.(a)
11/15/2036	3.187%		126,000	90,362
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%		32,000	28,225
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%		51,000	43,238
02/15/2030	7.000%		37,000	35,984
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Callon Petroleum Co.
07/01/2026	6.375%		44,000	43,157
Callon Petroleum Co.(a)
08/01/2028	8.000%		5,000	5,006
06/15/2030	7.500%		20,000	19,392
Camelot Finance SA(a)
11/01/2026	4.500%		12,000	11,105
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%		14,000	15,006
Carrier Global Corp.
02/15/2030	2.722%		230,000	191,751
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%		8,000	7,365
03/01/2028	2.375%	EUR	100,000	88,655
02/15/2029	3.125%		6,000	4,924
04/01/2030	3.500%		20,000	16,471
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%		53,000	49,363
03/01/2030	4.750%		34,000	28,594
08/15/2030	4.500%		21,000	17,225
02/01/2031	4.250%		66,000	52,557
02/01/2032	4.750%		50,000	40,003
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%		30,000	23,544
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%		36,000	34,669
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%		10,000	9,037
Cedar Fair LP
07/15/2029	5.250%		12,000	10,421
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(a)
05/01/2025	5.500%		25,000	24,497
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%		40,000	37,490
10/01/2028	6.500%		8,000	7,583
Cengage Learning, Inc.(a)
06/15/2024	9.500%		2,000	2,003
Centene Corp.
12/15/2029	4.625%		16,000	14,433
02/15/2030	3.375%		16,000	13,351
10/15/2030	3.000%		312,000	251,604
08/01/2031	2.625%		51,000	39,048
Centennial Resource Production LLC(a)
04/01/2027	6.875%		10,000	9,863
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%		4,000	3,997
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%		12,000	11,631

8	Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	6,000	5,389
03/15/2029	3.750%	13,000	11,177
03/15/2031	4.000%	9,000	7,610
Chart Industries, Inc.(a)
01/01/2030	7.500%	11,000	11,056
01/01/2031	9.500%	3,000	3,191
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	155,000	118,248
12/01/2061	4.400%	134,000	82,022
06/30/2062	3.950%	182,000	102,890
04/01/2063	5.500%	59,000	43,506
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	20,000	18,579
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	24,000	12,786
05/15/2030	5.250%	48,000	36,571
Churchill Downs, Inc.(a)
04/01/2027	5.500%	10,000	9,514
05/01/2031	6.750%	9,000	8,516
Cinemark USA, Inc.(a)
03/15/2026	5.875%	19,000	18,323
07/15/2028	5.250%	11,000	9,767
Citigroup, Inc.(e)
06/03/2031	2.572%	170,000	135,512
01/25/2033	3.057%	113,000	89,050
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	12,000	10,405
07/01/2029	4.875%	61,000	51,988
Clean Harbors, Inc.(a)
02/01/2031	6.375%	3,000	2,916
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	19,000	15,169
09/15/2028	9.000%	19,000	18,833
06/01/2029	7.500%	33,000	25,260
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	19,000	16,889
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	42,000	37,624
02/15/2031	3.750%	35,000	27,608
01/15/2032	3.750%	9,000	6,851
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	47,000	40,959
CMS Energy Corp.
11/15/2025	3.600%	682,000	646,616
CNX Midstream Partners LP(a)
04/15/2030	4.750%	20,000	16,738
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNX Resources Corp.(a)
03/14/2027	7.250%	2,000	1,973
01/15/2029	6.000%	13,000	12,128
01/15/2031	7.375%	5,000	4,904
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	51,000	48,016
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	25,000	24,913
07/01/2025	6.250%	42,000	41,462
07/01/2027	8.125%	61,000	61,292
Comstock Resources, Inc.(a)
03/01/2029	6.750%	12,000	11,042
01/15/2030	5.875%	12,000	10,375
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	57,000	47,744
Constellation Brands, Inc.
05/01/2033	4.900%	193,000	179,272
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	50,000	49,173
05/01/2029	5.000%	12,000	11,258
CSC Holdings LLC(a)
02/01/2028	5.375%	39,000	31,822
01/15/2030	5.750%	14,000	7,839
12/01/2030	4.125%	51,000	36,097
12/01/2030	4.625%	24,000	12,775
02/15/2031	3.375%	14,000	9,574
11/15/2031	5.000%	5,000	2,687
CVS Health Corp.
07/20/2045	5.125%	247,000	207,777
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	26,000	24,635
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	25,000	24,497
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	20,000	19,022
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	12,000	10,614
DISH DBS Corp.
11/15/2024	5.875%	17,000	15,822
07/01/2026	7.750%	18,000	13,485
06/01/2029	5.125%	49,000	27,068
DISH Network Corp.(a)
11/15/2027	11.750%	40,000	40,138
DT Midstream, Inc.(a)
06/15/2029	4.125%	14,000	12,108
06/15/2031	4.375%	37,000	31,115
DTE Energy Co.
10/01/2026	2.850%	490,000	449,840

Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Duke Energy Corp.
09/01/2046	3.750%		345,000	237,881
Edison International
11/15/2028	5.250%		24,000	23,091
Element Solutions, Inc.(a)
09/01/2028	3.875%		29,000	25,020
Emera US Finance LP
06/15/2046	4.750%		620,000	457,824
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.375%	EUR	100,000	105,309
12/15/2030	6.625%		47,000	45,361
Encompass Health Corp.
02/01/2028	4.500%		13,000	11,858
Entegris Escrow Corp.(a)
04/15/2029	4.750%		7,000	6,288
06/15/2030	5.950%		26,000	24,044
EQM Midstream Partners LP(a)
07/01/2025	6.000%		14,000	13,780
07/01/2027	6.500%		16,000	15,631
01/15/2029	4.500%		24,000	21,368
01/15/2031	4.750%		52,000	44,759
EQM Midstream Partners LP
07/15/2048	6.500%		23,000	20,129
ERAC USA Finance LLC(a)
05/01/2028	4.600%		154,000	147,587
Exelon Corp.
03/15/2052	4.100%		17,000	12,254
03/15/2053	5.600%		45,000	40,965
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%		31,000	25,258
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	271,000	259,887
FirstEnergy Corp.
03/01/2050	3.400%		38,000	23,615
Five Corners Funding Trust(a)
11/15/2023	4.419%		1,200,000	1,197,421
Ford Motor Co.
02/12/2032	3.250%		38,000	29,225
Ford Motor Credit Co. LLC
09/08/2024	3.664%		91,000	88,041
11/13/2025	3.375%		16,000	14,841
11/25/2025	2.330%	EUR	100,000	99,617
01/08/2026	4.389%		22,000	20,766
05/28/2027	4.950%		83,000	77,911
08/17/2027	4.125%		63,000	57,380
02/16/2028	2.900%		12,000	10,199
06/10/2030	7.200%		9,000	9,047
11/13/2030	4.000%		6,000	5,001
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freeport-McMoRan, Inc.
09/01/2029	5.250%	36,000	34,006
03/15/2043	5.450%	214,000	183,277
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	17,000	16,137
03/15/2031	8.625%	18,000	16,894
Gartner, Inc.(a)
07/01/2028	4.500%	16,000	14,598
Gates Global LLC/Co.(a)
01/15/2026	6.250%	38,000	37,079
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	103,000	102,807
Georgia Power Co.
03/15/2042	4.300%	195,000	156,166
Goldman Sachs Group, Inc. (The)(e)
07/21/2032	2.383%	78,000	59,377
10/21/2032	2.650%	125,000	96,613
GTCR W-2 Merger Sub LLC(a),(h)
01/15/2031	7.500%	47,000	47,059
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	25,000	21,368
Hanesbrands, Inc.(a)
05/15/2026	4.875%	10,000	9,186
02/15/2031	9.000%	9,000	8,562
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	35,585	32,027
HB Fuller Co.
10/15/2028	4.250%	34,000	29,965
HCA, Inc.
03/15/2052	4.625%	89,000	66,776
HealthEquity, Inc.(a)
10/01/2029	4.500%	24,000	20,677
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	22,000	19,027
Herc Holdings, Inc.(a)
07/15/2027	5.500%	19,000	17,962
Hess Midstream Operations LP(a)
02/15/2026	5.625%	38,000	36,711
02/15/2030	4.250%	10,000	8,472
Hightower Holding LLC(a)
04/15/2029	6.750%	14,000	12,029
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	25,000	23,422
02/01/2029	5.750%	7,000	6,332
04/15/2030	6.000%	15,000	13,502
02/01/2031	6.000%	36,000	31,669
04/15/2032	6.250%	9,000	7,989

10	Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%		14,000	13,751
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%		15,000	14,729
02/01/2028	5.000%		32,000	29,475
Honeywell International, Inc.
11/02/2034	4.125%	EUR	234,000	242,703
HUB International Ltd.(a)
05/01/2026	7.000%		99,000	98,780
12/01/2029	5.625%		29,000	25,238
HUB International, Ltd.(a)
06/15/2030	7.250%		50,000	49,761
iHeartCommunications, Inc.
05/01/2026	6.375%		20,082	17,322
05/01/2027	8.375%		25,385	18,198
iHeartCommunications, Inc.(a)
01/15/2028	4.750%		25,000	19,008
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%		31,000	29,391
Ingevity Corp.(a)
11/01/2028	3.875%		21,000	17,310
Innophos Holdings, Inc.(a)
02/15/2028	9.375%		12,000	11,530
International Business Machines Corp.
02/06/2031	3.625%	EUR	245,000	250,509
IQVIA, Inc.(a)
05/15/2027	5.000%		20,000	18,847
01/15/2028	2.250%	EUR	100,000	92,776
05/15/2030	6.500%		9,000	8,836
IRB Holding Corp.(a)
06/15/2025	7.000%		46,000	45,995
Iris Holdings, Inc.(a),(f)
02/15/2026	8.750%		10,000	8,984
Iron Mountain, Inc.(a)
09/15/2027	4.875%		52,000	47,962
03/15/2028	5.250%		26,000	23,924
John Deere Capital Corp.
07/14/2028	4.950%		25,000	24,646
JPMorgan Chase & Co.(a),(e)
07/25/2031	1.001%	EUR	600,000	508,867
JPMorgan Chase & Co.(e)
04/22/2032	2.580%		287,000	226,345
11/08/2032	2.545%		133,000	102,920
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%		4,000	3,497
06/01/2031	4.500%		20,000	15,759
KAR Auction Services, Inc.(a)
06/01/2025	5.125%		8,000	7,750
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
03/01/2043	5.000%		105,000	84,633
Kinder Morgan, Inc.
02/15/2046	5.050%		22,000	17,599
08/01/2052	5.450%		58,000	49,166
Kraft Heinz Foods Co.(a)
05/25/2028	2.250%	EUR	400,000	392,065
L Brands, Inc.(a)
07/01/2025	9.375%		5,000	5,192
10/01/2030	6.625%		6,000	5,619
L Brands, Inc.
06/15/2029	7.500%		9,000	8,873
11/01/2035	6.875%		20,000	17,841
L3Harris Technologies, Inc.
07/31/2033	5.400%		10,000	9,612
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		50,000	48,105
02/01/2027	4.250%		13,000	11,367
06/15/2029	4.750%		33,000	26,700
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%		20,000	17,097
01/31/2032	4.375%		14,000	11,734
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%		34,000	28,778
08/01/2031	8.250%		15,000	14,597
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%		6,000	4,924
Light & Wonder International, Inc.(a)
09/01/2031	7.500%		5,000	4,943
Lithia Motors, Inc.(a)
01/15/2031	4.375%		10,000	8,264
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%		41,000	39,383
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%		35,000	19,178
Lowe’s Companies, Inc.
04/01/2062	4.450%		78,000	56,799
09/15/2062	5.800%		17,000	15,426
Madison IAQ LLC(a)
06/30/2028	4.125%		41,000	35,347
06/30/2029	5.875%		16,000	12,877
Matador Resources Co.
09/15/2026	5.875%		50,000	48,264
Matador Resources Co.(a)
04/15/2028	6.875%		11,000	10,780
Match Group Holdings II LLC(a)
10/01/2031	3.625%		25,000	19,711

Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Match Group, Inc.(a)
12/15/2027	5.000%		41,000	37,784
Mattel, Inc.(a)
04/01/2026	3.375%		8,000	7,405
Mattel, Inc.
10/01/2040	6.200%		25,000	22,157
11/01/2041	5.450%		14,000	11,481
McDonald’s Corp.
08/14/2053	5.450%		70,000	65,557
Meritage Homes Corp.(a)
04/15/2029	3.875%		48,000	41,266
Meta Platforms, Inc.
05/15/2063	5.750%		87,000	81,945
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%		27,000	22,994
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%		44,000	36,744
Morgan Stanley(e)
10/20/2032	2.511%		206,000	157,349
07/21/2034	5.424%		28,000	26,451
Subordinated
09/16/2036	2.484%		100,000	73,076
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		8,000	6,760
10/01/2029	5.250%		61,000	52,733
MPLX LP
03/14/2052	4.950%		16,000	12,454
Nabors Industries Ltd.(a)
01/15/2026	7.250%		26,000	25,042
01/15/2028	7.500%		16,000	14,773
Nabors Industries, Inc.(a)
05/15/2027	7.375%		10,000	9,700
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%		37,000	35,788
NCR Corp.(a)
09/01/2027	5.750%		21,000	21,162
10/01/2028	5.000%		25,000	22,382
04/15/2029	5.125%		7,000	6,173
10/01/2030	5.250%		4,000	3,445
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%		25,000	22,658
Netflix, Inc.
04/15/2028	4.875%		56,000	54,277
11/15/2028	5.875%		17,000	17,155
05/15/2029	4.625%	EUR	350,000	373,144
05/15/2029	6.375%		3,000	3,098
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.(a)
11/15/2029	5.375%	24,000	23,420
06/15/2030	4.875%	40,000	37,817
Newell Brands, Inc.
06/01/2025	4.875%	11,000	10,551
09/15/2027	6.375%	6,000	5,722
09/15/2029	6.625%	9,000	8,597
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	110,000	99,622
NFP Corp.(a)
08/15/2028	4.875%	22,000	19,372
08/15/2028	6.875%	63,000	53,994
10/01/2030	7.500%	25,000	23,969
10/01/2031	8.500%	12,000	12,015
NiSource, Inc.
05/01/2030	3.600%	36,000	31,366
05/15/2047	4.375%	45,000	34,568
Novelis Corp.(a)
11/15/2026	3.250%	12,000	10,708
01/30/2030	4.750%	61,000	52,847
08/15/2031	3.875%	15,000	11,966
NRG Energy, Inc.
01/15/2027	6.625%	10,000	9,797
NRG Energy, Inc.(a)
02/15/2029	3.375%	12,000	9,685
02/15/2031	3.625%	82,000	62,202
NuStar Logistics LP
10/01/2025	5.750%	32,000	31,116
06/01/2026	6.000%	20,000	19,432
04/28/2027	5.625%	46,000	43,811
Occidental Petroleum Corp.
09/01/2030	6.625%	56,000	56,739
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	30,000	24,442
11/15/2028	9.750%	54,000	53,925
10/01/2029	6.250%	13,000	10,232
OneMain Finance Corp.
01/15/2029	9.000%	13,000	12,948
09/15/2030	4.000%	20,000	15,022
Organon Finance 1 LLC(a)
04/30/2028	4.125%	19,000	16,531
04/30/2031	5.125%	37,000	29,671
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	38,000	33,616
01/15/2029	4.250%	9,000	7,130
03/15/2030	4.625%	25,000	19,666
Pacific Gas and Electric Co.
07/01/2050	4.950%	65,000	48,526

12	Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
06/01/2025	7.500%	10,000	9,987
10/01/2028	5.875%	10,000	9,114
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	15,000	12,754
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,100,000	1,062,479
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	42,000	39,499
07/01/2029	4.125%	19,000	15,425
Permian Resources Operating LLC(a)
01/15/2032	7.000%	26,000	25,647
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	19,000	16,652
02/15/2029	7.750%	22,000	20,509
Picard Midco, Inc.(a)
03/31/2029	6.500%	54,000	47,476
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	29,000	29,443
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	475,000	350,770
Playtika Holding Corp.(a)
03/15/2029	4.250%	44,000	36,839
PNC Financial Services Group, Inc. (The)(e)
06/12/2029	5.582%	165,000	160,131
Post Holdings, Inc.(a)
03/01/2027	5.750%	50,000	48,006
04/15/2030	4.625%	18,000	15,418
09/15/2031	4.500%	28,000	23,317
Prestige Brands, Inc.(a)
01/15/2028	5.125%	14,000	13,041
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	37,000	31,626
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	20,000	17,869
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	15,000	12,392
03/01/2031	3.875%	52,000	41,438
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	23,000	17,431
09/15/2028	6.500%	6,000	3,168
Raytheon Technologies Corp.
03/15/2032	2.375%	97,000	74,722
02/27/2033	5.150%	109,000	103,172
Resideo Funding, Inc.(a)
09/01/2029	4.000%	16,000	13,135
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	5,000	4,927
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%		4,000	3,990
03/15/2031	7.750%		31,000	31,469
RLJ Lodging Trust LP(a)
07/01/2026	3.750%		10,000	9,043
09/15/2029	4.000%		11,000	9,006
Roblox Corp.(a)
05/01/2030	3.875%		39,000	31,323
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%		54,000	40,854
SBA Communications Corp.
02/01/2029	3.125%		32,000	26,700
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%		48,000	41,423
Scientific Games International, Inc.(a)
05/15/2028	7.000%		13,000	12,782
11/15/2029	7.250%		5,000	4,898
Scotts Miracle-Gro Co. (The)
02/01/2032	4.375%		15,000	11,329
Seagate HDD Cayman(a)
12/15/2029	8.250%		11,000	11,282
07/15/2031	8.500%		11,000	11,273
Select Medical Corp.(a)
08/15/2026	6.250%		33,000	32,242
Sempra Energy
06/15/2027	3.250%		260,000	237,448
Service Properties Trust
03/15/2024	4.650%		9,000	8,859
Shea Homes LP/Funding Corp.
02/15/2028	4.750%		23,000	20,606
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%		57,000	53,739
Silgan Holdings, Inc.
06/01/2028	2.250%	EUR	100,000	89,798
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%		40,000	32,826
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%		42,000	37,520
07/01/2030	4.125%		25,000	20,016
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%		27,000	25,369
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%		7,000	6,988
SM Energy Co.
09/15/2026	6.750%		24,000	23,576

Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Southwestern Energy Co.
02/01/2029	5.375%		9,000	8,284
02/01/2032	4.750%		46,000	39,462
Spectrum Brands, Inc.(a)
10/01/2026	4.000%	EUR	100,000	101,496
10/01/2029	5.000%		12,000	10,844
07/15/2030	5.500%		11,000	10,008
03/15/2031	3.875%		7,000	5,673
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%		11,000	11,195
Springleaf Finance Corp.
03/15/2024	6.125%		35,000	34,863
03/15/2025	6.875%		15,000	14,872
11/15/2029	5.375%		2,000	1,674
Sprint Corp.
03/01/2026	7.625%		29,000	29,837
SRS Distribution, Inc.(a)
07/01/2028	4.625%		22,000	19,026
07/01/2029	6.125%		36,000	30,690
12/01/2029	6.000%		28,000	23,619
Standard Industries, Inc.(a)
02/15/2027	5.000%		10,000	9,287
Star Parent, Inc.(a)
10/01/2030	9.000%		14,000	14,148
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%		16,000	15,784
Sunoco LP/Finance Corp.
05/15/2029	4.500%		10,000	8,773
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%		8,000	7,953
04/15/2027	10.000%		5,000	5,058
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%		240,000	202,093
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%		9,000	8,804
Tenet Healthcare Corp.
02/01/2027	6.250%		35,000	33,854
11/01/2027	5.125%		18,000	16,745
06/15/2028	4.625%		10,000	9,010
10/01/2028	6.125%		32,000	30,031
01/15/2030	4.375%		43,000	37,037
Tenet Healthcare Corp.(a)
05/15/2031	6.750%		17,000	16,407
TerraForm Power Operating LLC(a)
01/31/2028	5.000%		40,000	36,303
01/15/2030	4.750%		28,000	23,901
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile US, Inc.
02/15/2029	2.625%	26,000	22,029
02/15/2031	2.875%	422,000	342,365
04/15/2031	3.500%	179,000	151,187
TransDigm, Inc.(a)
03/15/2026	6.250%	108,000	106,522
08/15/2028	6.750%	20,000	19,711
12/15/2030	6.875%	34,000	33,317
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	49,000	41,888
Transocean Aquila Ltd.(a),(h)
09/30/2028	8.000%	19,000	19,000
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	24,000	24,408
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	17,000	13,909
Uber Technologies, Inc.(a)
05/15/2025	7.500%	16,000	16,098
09/15/2027	7.500%	39,000	39,317
01/15/2028	6.250%	12,000	11,738
08/15/2029	4.500%	45,000	40,293
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	15,000	10,682
United Airlines, Inc.(a)
04/15/2026	4.375%	10,000	9,254
UnitedHealth Group, Inc.
02/15/2030	5.300%	31,000	30,783
Univision Communications, Inc.(a)
08/15/2028	8.000%	15,000	14,458
06/30/2030	7.375%	26,000	23,775
US Bancorp(e)
06/12/2034	5.836%	57,000	53,695
US Foods, Inc.(a)
09/15/2028	6.875%	12,000	11,975
02/15/2029	4.750%	18,000	16,090
06/01/2030	4.625%	16,000	13,910
01/15/2032	7.250%	12,000	11,988
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	20,000	19,596
09/01/2027	6.875%	5,000	4,831
USI, Inc.(a)
05/01/2025	6.875%	64,000	63,506
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	35,000	29,443
08/15/2031	4.125%	46,000	37,755
11/01/2033	3.875%	25,000	19,409
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	15,000	14,854
06/01/2031	8.375%	27,000	26,618

14	Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
03/21/2031	2.550%	357,000	284,020
Verscend Escrow Corp.(a)
08/15/2026	9.750%	37,000	37,003
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	35,000	32,180
Viking Cruises Ltd.(a)
09/15/2027	5.875%	10,000	9,119
02/15/2029	7.000%	15,000	13,845
07/15/2031	9.125%	24,000	24,039
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	14,000	13,334
05/01/2029	4.375%	14,000	12,036
10/15/2031	7.750%	25,000	24,629
Warnermedia Holdings, Inc.
03/15/2062	5.391%	209,000	154,093
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	46,000	43,013
Wells Fargo & Co.(e)
07/25/2029	5.574%	105,000	102,426
02/11/2031	2.572%	369,000	298,293
07/25/2034	5.557%	90,000	85,285
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	19,000	19,054
06/15/2028	7.250%	17,000	17,117
Western Midstream Operating LP(e)
02/01/2050	5.250%	70,000	54,159
White Cap Buyer LLC(a)
10/15/2028	6.875%	29,000	25,582
Williams Companies, Inc. (The)
08/15/2028	5.300%	38,000	37,142
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	33,000	24,457
WR Grace Holdings LLC(a)
06/15/2027	4.875%	37,000	33,896
08/15/2029	5.625%	59,000	47,588
03/01/2031	7.375%	5,000	4,829
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	7,000	6,868
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	9,000	7,868
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	29,000	24,165
Total			24,167,712
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Virgin Islands 0.2%
Studio City Finance Ltd.(a)
01/15/2029	5.000%		200,000	150,570
Total Corporate Bonds & Notes (Cost $49,689,607)				43,544,763

Foreign Government Obligations(d),(i) 13.5%

Angola 0.2%
Angolan Government International Bond(a)
11/26/2049	9.125%		200,000	143,000
Australia 0.3%
NBN Co., Ltd.(a)
03/15/2029	4.125%	EUR	200,000	209,469
Azerbaijan 0.2%
Republic of Azerbaijan International Bond(a)
09/01/2032	3.500%		150,000	121,724
Canada 0.1%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%		15,000	14,175
06/01/2027	5.250%		22,000	19,085
05/15/2029	4.250%		24,000	18,701
Total				51,961
Colombia 0.8%
Colombia Government International Bond
01/30/2030	3.000%		600,000	459,965
04/15/2031	3.125%		200,000	147,975
Total				607,940
Dominican Republic 1.1%
Dominican Republic International Bond(a)
04/20/2027	8.625%		642,000	662,877
09/23/2032	4.875%		150,000	121,914
01/30/2060	5.875%		150,000	107,310
Total				892,101
Egypt 0.4%
Egypt Government International Bond(a)
05/29/2032	7.625%		200,000	114,845
03/01/2049	8.700%		355,000	189,382
Total				304,227
France 0.1%
Electricite de France SA(a),(e),(g)
	6.000%	GBP	100,000	112,573

Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2023	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2023 (Unaudited)
Foreign Government Obligations(d),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Germany 0.5%
Bundesrepublik Deutschland Bundesanleihe(a)
02/15/2026	0.500%	EUR	400,000	398,698
Hungary 0.4%
Hungary Government International Bond(a)
09/22/2031	2.125%		375,000	276,048
India 0.6%
Export-Import Bank of India(a)
01/15/2030	3.250%		200,000	170,223
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		400,000	338,574
Total				508,797
Indonesia 1.0%
Indonesia Government International Bond(a)
01/08/2027	4.350%		400,000	386,431
01/15/2045	5.125%		200,000	181,091
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		200,000	188,232
Total				755,754
Ivory Coast 0.5%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		250,000	233,476
06/15/2033	6.125%		200,000	165,973
Total				399,449
Kazakhstan 0.2%
KazMunayGas National Co., JSC(a)
10/24/2048	6.375%		200,000	162,523
Malaysia 0.2%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		200,000	176,795
Mexico 1.1%
Mexico Government International Bond
05/29/2031	7.750%	MXN	1,010,000	51,231
Petroleos Mexicanos
02/12/2028	5.350%		357,000	289,705
02/16/2032	6.700%		587,000	435,603
01/23/2050	7.690%		150,000	96,254
Total				872,793
Netherlands 0.6%
Stedin Holding NV(a),(e),(g)
	1.500%	EUR	250,000	228,465
Foreign Government Obligations(d),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
TenneT Holding BV(a),(e),(g)
	2.374%	EUR	250,000	249,775
Total				478,240
Oman 0.2%
Oman Government International Bond(a)
01/17/2048	6.750%		200,000	183,686
Panama 0.5%
Panama Government International Bond
01/23/2030	3.160%		200,000	168,450
07/23/2060	3.870%		400,000	230,928
Total				399,378
Paraguay 0.2%
Paraguay Government International Bond(a)
03/30/2050	5.400%		200,000	157,556
Qatar 1.2%
Qatar Government International Bond(a)
03/14/2029	4.000%		400,000	380,504
04/16/2030	3.750%		200,000	186,441
04/23/2048	5.103%		250,000	226,058
Qatar Petroleum(a)
07/12/2031	2.250%		200,000	160,092
Total				953,095
Romania 0.3%
Romanian Government International Bond(a)
02/14/2051	4.000%		342,000	217,002
Saudi Arabia 0.9%
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%		300,000	270,527
Saudi Government International Bond(a)
01/21/2055	3.750%		625,000	414,221
Total				684,748
Serbia 0.5%
Serbia International Bond(a)
12/01/2030	2.125%		500,000	366,751
South Korea 0.3%
Korea Treasury Bond
03/10/2028	3.250%	KRW	327,380,000	236,374
Turkey 0.2%
Turkey Government International Bond
01/14/2041	6.000%		200,000	147,058

16	Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2023 (Unaudited)
Foreign Government Obligations(d),(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 0.9%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	250,000	162,462
04/16/2050	3.875%	200,000	149,880
DP World PLC(a)
07/02/2037	6.850%	400,000	412,915
Total			725,257
Total Foreign Government Obligations (Cost $12,629,040)			10,542,997

Residential Mortgage-Backed Securities - Agency 0.8%

United States 0.8%
Federal National Mortgage Association(b),(j)
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	0.621%	123,564	10,511
Federal National Mortgage Association(j)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	519,560	80,063
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	10.765%	500,000	486,653
Government National Mortgage Association(b),(j)
CMO Series 2017-141 Class ES
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	0.761%	87,315	8,133
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	0.661%	64,043	4,389
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	0.611%	263,751	21,004
CMO Series 2019-23 Class SQ
-1.0 x 1-month Term SOFR + 6.050% Cap 6.050% 02/20/2049	0.611%	300,640	31,968
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-46 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	0.861%	283,151	24,416
Total			667,137
Total Residential Mortgage-Backed Securities - Agency (Cost $785,083)			667,137

Residential Mortgage-Backed Securities - Non-Agency 10.5%

United States 10.5%
Bellemeade Re Ltd.(a),(b)
CMO Series 2020-4A Class M2B
1-month Term SOFR + 3.714% Floor 3.600% 06/25/2030	9.034%	124,273	124,261
BVRT Financing Trust(a),(b),(c)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	500,000	500,000
CHNGE Mortgage Trust(a),(k)
CMO Series 2023-3 Class M1
07/25/2058	8.258%	300,000	288,025
CIM Trust(a),(k)
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	229,457	220,786
Connecticut Avenue Securities Trust(a),(b)
Subordinated CMO Series 2019-R01 Class 2B1
30-day Average SOFR + 4.464% 07/25/2031	9.779%	700,000	742,409
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	11.315%	500,000	503,419
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2020-HQA1 Class B1
30-day Average SOFR + 2.464% 01/25/2050	7.779%	700,000	690,867
Subordinated CMO Series 2021-HQA1 Class B2
30-day Average SOFR + 5.000% 08/25/2033	10.315%	250,000	238,647
Homeward Opportunities Fund I Trust(a),(k)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	389,000	338,903
New Residential Mortgage Loan Trust(a),(k)
Subordinated CMO Series 2019-RPL3 Class B3
07/25/2059	4.012%	500,000	339,430

Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2023	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M2
30-day Average SOFR + 5.364% Floor 5.250% 10/25/2030	10.679%	332,464	339,103
OBX Trust(a),(k)
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	347,995	259,157
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT2 Class A
1-month Term SOFR + 2.764% 08/25/2025	8.084%	700,000	699,860
Preston Ridge Partners Mortgage Trust(a),(k)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	91,041	86,994
CMO Series 2022-NQM1 Class M1
08/25/2067	5.488%	248,000	206,407
Pretium Mortgage Credit Partners(a),(k)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	330,249	306,921
SG Residential Mortgage Trust(a),(k)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	400,000	362,976
Stanwich Mortgage Loan Co. LLC(a),(k)
CMO Series 2021-NPB1 Class A2
10/16/2026	4.375%	500,000	414,097
Triangle Re Ltd.(a),(b)
Subordinated CMO Series 2021-1 Class B1
1-month Term SOFR + 4.614% Floor 4.500% 08/25/2033	9.934%	500,000	504,394
VCAT Asset Securitization LLC(a),(k)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	300,000	239,025
Verus Securitization Trust(a),(k)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	319,338
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class M1
03/25/2060	5.500%	500,000	468,677
Total			8,193,696
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $8,436,046)			8,193,696

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.2%
Ascend Learning LLC(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.916%	32,422	30,867
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.166%	20,000	16,992
Cengage Learning, Inc.(b),(l)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% Floor 1.000% 07/14/2026	10.323%	34,699	34,491
UKG, Inc.(b),(l)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.618%	19,331	19,260
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.618%	38,000	37,905
Total			139,515
Total Senior Loans (Cost $144,228)			139,515

Treasury Bills 1.9%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 1.9%
U.S. Treasury Bills
01/25/2024	5.330%	1,500,000	1,474,585
Total Treasury Bills (Cost $1,476,922)			1,474,585

Money Market Funds 4.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(m),(n)	3,338,016	3,337,015
Total Money Market Funds (Cost $3,336,910)		3,337,015
Total Investments in Securities (Cost $85,481,770)		75,915,383
Other Assets & Liabilities, Net		2,174,921
Net Assets		$78,090,304

At September 30, 2023, securities and/or cash totaling $499,902 were pledged as collateral.
18	Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2023 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,710,000 GBP	3,361,119 USD	Barclays	10/27/2023	54,149	—
18,587,000 EUR	19,898,313 USD	Citi	10/27/2023	227,133	—
Total				281,282	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	81	12/2023	USD	8,753,063	—	(169,031)
U.S. Treasury 5-Year Note	111	12/2023	USD	11,694,891	—	(172,742)
U.S. Treasury Ultra Bond	11	12/2023	USD	1,305,563	—	(98,879)
Total					—	(440,652)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(16)	12/2023	EUR	(2,058,240)	39,202	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 41	Morgan Stanley	12/20/2028	5.000	Quarterly	4.748	USD	800,000	3,696	—	—	3,696	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $54,823,919, which represents 70.21% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2023.
(c)	Valuation based on significant unobservable inputs.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2023.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Perpetual security with no specified maturity date.
(h)	Represents a security purchased on a when-issued basis.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2023.
Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2023	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	The stated interest rate represents the weighted average interest rate at September 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(n)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	4,088,945	29,651,183	(30,402,722)	(391)	3,337,015	(65)	140,115	3,338,016
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
Currency Legend
EUR	Euro
GBP	British Pound
KRW	South Korean Won
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
20	Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7008_12_B01_(11/23)